Derivative Instruments And Other Hedging Activities (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Cash as collateral for derivative transactions	$ 2,650,000	$ 1,210,000
Fair value of derivatives	$ 788,000